Related Party Transactions (Details)	1 Months Ended	3 Months Ended	6 Months Ended	9 Months Ended		12 Months Ended
	Mar. 30, 2019 USD ($)	Sep. 30, 2021 USD ($)	Sep. 30, 2021 USD ($)	Sep. 30, 2021 USD ($)	Sep. 30, 2020 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Mar. 31, 2021 USD ($)	Mar. 31, 2020 USD ($)
Related Party Transactions (Details) [Line Items]
Revenue from licenses		$ 100,000		$ 100,000	$ 100,000	$ 100,000
Revenue from licenses				100,000	100,000	100,000
Revenue				400,000	200,000
Aggregate principal amount	$ 147,700,000			25,000,000
Capital						33,729,000	$ 30,392,000
NEWTOWN LANE MARKETING, INCORPORATED [Member]
Related Party Transactions (Details) [Line Items]
Aggregate principal amount			$ 367,000
Capital		$ 2,500	$ 2,500	$ 2,500	$ 2,500			$ 5,000	$ 5,000
Chewy, Inc. (“Chewy”) [Member]
Related Party Transactions (Details) [Line Items]
Revenue from licenses						$ 200,000
Number of directors						2
Navex Global, Inc. (“Navex”) [Member]
Related Party Transactions (Details) [Line Items]
Revenue from licenses							$ 100,000
Board of Directors Chairman [Member]
Related Party Transactions (Details) [Line Items]
Number of directors				2